SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ (1,977,402)	¥ (1,424,137)	¥ (2,187,715)
Changes of valuation allowance	553,265	1,063,810	210,313
Balance at end of the period	¥ (1,424,137)	¥ (360,327)	¥ (1,977,402)